Financial result (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial result
Net currency exchange gain/loss (-)	€ 44,359	€ 56,492	€ (105,718)
Fair value re-measurement of warrants	186	2,960	3,034
Fair value gain/loss (-) on financial assets held at fair value through profit or loss		(4,919)	2,397
Fair value gain/loss (-) on current financial investments	6,929	6,763	(15,901)
Total fair value adjustments and net currency exchange differences	51,473	61,296	(116,188)
Other financial income:
Interest on bank deposit	18,110	2,865	10,030
Discounting effect of non-current R&D incentives receivables	93	93	93
Other finance income	376	100	1,450
Total other financial income	18,578	3,058	11,573
Other financial expenses:
Interest expenses	(6,967)	(11,656)	(9,389)
Discounting effect of non-current deferred income	(7,672)	(9,289)	(16,278)
Discounting effect of other non-current liabilities	(2,271)
Loss upon sale of financial assets held at fair value through profit or loss			(88)
Other finance charges	(769)	(812)	(773)
Total other financial expense	(17,679)	(21,757)	(26,528)
Total other net financial expense (-)/ income	€ 52,372	€ 42,598	€ (131,143)